Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Operating Loss Carryforwards [Line Items]
Uncertain tax positions	$ 0		$ 0
Wag Labs, Inc.
Operating Loss Carryforwards [Line Items]
Increase in valuation allowance	1,600,000	$ 4,900,000
Uncertain tax positions	0
Net operating loss carryforwards subject to expiration	23,300,000
Net operating loss carryforwards not subject to expiration	176,600,000
Wag Labs, Inc. | California Franchise Tax Board | Tax Period from 2015 through 2019
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	37,600,000
Wag Labs, Inc. | Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	200,000,000
Wag Labs, Inc. | Federal | California Franchise Tax Board | Tax Period from 2015 through 2019
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	35,300,000
Wag Labs, Inc. | State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 171,000,000